FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT
Schedule of inputs into the fair value measurements of the Company's assets or liabilities that are measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using
As of December 31, 2013	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	7,323,422	—	7,323,422	—

Liabilities:
Foreign exchange forward contracts	597,089	—	597,089	—

	Fair Value Measurements at Reporting Date Using
As of December 31, 2012	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange option contracts	100,837	—	100,837	—
Foreign exchange forward contracts	1,249,820	—	1,249,820	—

Total Assets	1,350,657	—	1,350,657	—

Liabilities:
Foreign exchange forward contracts	365,226	—	365,226	—

Schedule of effect of fair value of derivative instruments on the consolidated balance sheets

	Fair Value of Derivatives Asset
	At December 31, 2012		At December 31, 2013
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange option contracts	Foreign currency derivative assets	100,837	Foreign currency derivative assets	—
Foreign exchange forward contracts	Foreign currency derivative assets	1,249,820	Foreign currency derivative assets	7,323,422

Total derivatives		1,350,657		7,323,422

Fair Value of Derivatives Liability
	At December 31, 2012		At December 31, 2013
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Foreign currency derivative liabilities	365,226	Foreign currency derivative liabilities	597,089

Schedule of effect of derivative instruments on consolidated statements of operations

		Amount of Gain (Loss) Recognized in Income on Derivatives
		Years Ended December 31
	Location of Gain (Loss) Recognized in Income on Derivatives
		2011	2012	2013
		$	$	$
Foreign exchange option contracts	Gain(Loss) on change in foreign currency derivatives	(6,933,353)	428,340	304,582
Foreign exchange forward contracts	Gain(Loss) on change in foreign currency derivatives	1,182,372	(4,797,513)	10,459,644

Total		(5,750,981)	(4,369,173)	10,764,226